Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Total exposures	£ 290,484	£ 300,969
Coverage ratio	0.30%	0.30%
Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (295,400)	£ (305,500)
Coverage ratio	0.30%	0.30%
On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (259,800)	£ (274,100)
Coverage ratio	0.30%	0.30%
On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (254,813)	£ (269,530)
On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (217,700)	£ (225,100)
Coverage ratio	0.40%	0.40%
Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 233,600	£ 238,100
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(785)	(916)
Financial assets	870	994
Accumulated impairment | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	900	1,000
Accumulated impairment | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	800	900
Accumulated impairment | On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	800	900
Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	870	994
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,228	175,239
Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,228	175,239
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Mortgages | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,511	7,028
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,774	2,674
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	150	140
Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	136	160
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Stage 1
Disclosure of credit risk exposure [line items]
Total exposures	£ 266,290	£ 274,010
Coverage ratio	0.10%	0.10%
Stage 1 | On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (231,951)	£ (243,656)
Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	153	170
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	148,560	155,063
Stage 1 | Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	148,560	155,063
Stage 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,440	5,807
Stage 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,271	2,283
Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,389	4,870
Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,422	23,879
Total exposures	£ 21,422	£ 23,879
Coverage ratio	1.70%	1.90%
Stage 2 | On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (20,207)	£ (22,899)
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	359	462
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,890	£ 18,160
Coverage ratio	0.50%	0.60%
Stage 2 | Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,890	£ 18,160
Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	84	110
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	883	990
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 454	£ 345
Coverage ratio	18.70%	25.20%
Stage 2 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 429	£ 645
Coverage ratio	12.60%	11.90%
Stage 2 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 85	£ 87
Stage 2 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	54	77
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 334	£ 330
Coverage ratio	8.10%	9.00%
Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 27	£ 30
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,098	£ 3,418
Coverage ratio	3.40%	3.50%
Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 71	£ 118
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2	£ 1
Coverage ratio	0.00%	0.00%
Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stage 3
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,772	£ 3,080
Coverage ratio	12.90%	11.80%
Stage 3 | On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (2,655)	£ (2,975)
Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	358	362
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,778	2,016
Stage 3 | Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,778	2,016
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	188	231
Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	49	46
Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	36	28
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	716	745
–Loans and advances to banks | On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,100)	£ (1,200)
Coverage ratio	0.00%	0.00%
–Loans and advances to banks | Accumulated impairment | On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at FVOCI | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (9,000)	£ (8,500)
Coverage ratio	0.00%	0.00%
Financial assets at FVOCI | Accumulated impairment | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Cash and balances at central banks | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (33,100)	£ (40,500)
Coverage ratio	0.00%	0.00%
Cash and balances at central banks | Accumulated impairment | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet
Disclosure of credit risk exposure [line items]
Coverage ratio	0.30%	0.30%
On-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 785	£ 916
On-balance sheet | Sovereign assets measured at amortized cost
Disclosure of credit risk exposure [line items]
Other financial assets at amortised cost	13,700	12,600
On-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 173,739	£ 182,267
Coverage ratio	0.20%	0.30%
On-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 422	£ 501
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 167,228	£ 175,239
Coverage ratio	0.10%	0.10%
On-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 173	£ 241
On-balance sheet | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,774	£ 2,674
Coverage ratio	4.80%	4.90%
On-balance sheet | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,737	£ 4,354
Coverage ratio	3.10%	3.00%
On-balance sheet | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 135	£ 130
On-balance sheet | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	114	130
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,759	£ 5,228
Coverage ratio	1.40%	1.30%
On-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 69	£ 70
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,029	£ 17,939
Coverage ratio	1.60%	1.90%
On-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 294	£ 345
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 58,286	£ 64,096
Coverage ratio	0.00%	0.00%
On-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Coverage ratio	0.10%	0.10%
On-balance sheet | Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 123	£ 142
On-balance sheet | Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 154,000	£ 160,870
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 52	£ 57
On-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 148,560	£ 155,063
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 10	£ 22
On-balance sheet | Stage 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,271	£ 2,283
Coverage ratio	0.80%	0.80%
On-balance sheet | Stage 1 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,169	£ 3,524
Coverage ratio	0.80%	0.50%
On-balance sheet | Stage 1 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 18	£ 17
On-balance sheet | Stage 1 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	24	18
On-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,389	£ 4,870
Coverage ratio	0.40%	0.40%
On-balance sheet | Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 16	£ 21
On-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,280	£ 13,822
Coverage ratio	0.40%	0.50%
On-balance sheet | Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 55	£ 64
On-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 58,282	£ 64,094
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Coverage ratio	1.60%	1.80%
On-balance sheet | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 321	£ 422
On-balance sheet | Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 17,773	£ 19,150
Coverage ratio	1.30%	1.40%
On-balance sheet | Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 223	£ 274
On-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,890	£ 18,160
Coverage ratio	0.50%	0.60%
On-balance sheet | Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 84	£ 110
On-balance sheet | Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 454	£ 345
Coverage ratio	18.70%	25.20%
On-balance sheet | Stage 2 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 429	£ 645
Coverage ratio	12.50%	11.90%
On-balance sheet | Stage 2 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 85	£ 87
On-balance sheet | Stage 2 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	54	77
On-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 334	£ 330
Coverage ratio	8.20%	9.00%
On-balance sheet | Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 27	£ 30
On-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,098	£ 3,418
Coverage ratio	3.40%	3.50%
On-balance sheet | Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 71	£ 118
On-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2	£ 1
Coverage ratio	1.60%	0.00%
On-balance sheet | Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Coverage ratio	12.80%	11.80%
On-balance sheet | Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 341	£ 352
On-balance sheet | Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,966	£ 2,247
Coverage ratio	7.40%	7.50%
On-balance sheet | Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 147	£ 170
On-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,778	£ 2,016
Coverage ratio	4.40%	5.40%
On-balance sheet | Stage 3 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 79	£ 109
On-balance sheet | Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 49	£ 46
Coverage ratio	65.60%	57.70%
On-balance sheet | Stage 3 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 139	£ 185
Coverage ratio	25.90%	18.80%
On-balance sheet | Stage 3 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 32	£ 26
On-balance sheet | Stage 3 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	36	35
On-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 36	£ 28
Coverage ratio	71.20%	68.50%
On-balance sheet | Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 26	£ 19
On-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 651	£ 699
Coverage ratio	25.90%	23.40%
On-balance sheet | Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 168	£ 163
On-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2	£ 1
Coverage ratio	4.60%	10.00%
On-balance sheet | Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 35,671	£ 31,439
Coverage ratio	0.20%	0.20%
Retail mortgage offers in pipeline	£ 6,100	£ 3,300
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	85	78
Off-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 25,008	£ 22,090
Coverage ratio	0.10%	0.20%
Off-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 37	£ 43
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,813	£ 8,329
Coverage ratio	0.00%	0.00%
Off-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 3
Off-balance sheet | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,868	£ 10,442
Coverage ratio	0.10%	0.10%
Off-balance sheet | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,327	£ 3,319
Coverage ratio	0.60%	0.90%
Off-balance sheet | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 15	£ 10
Off-balance sheet | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	22	30
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,278	£ 9,338
Coverage ratio	0.60%	0.40%
Off-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 48	£ 35
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,385	£ 11
Coverage ratio	0.00%	0.00%
Off-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 34,339	£ 30,354
Coverage ratio	0.10%	0.10%
Off-balance sheet | Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 30	£ 28
Off-balance sheet | Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 24,211	£ 21,598
Coverage ratio	0.00%	0.10%
Off-balance sheet | Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 12	£ 16
Off-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,510	£ 8,189
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 2
Off-balance sheet | Stage 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,577	£ 10,295
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,124	£ 3,114
Coverage ratio	0.20%	0.30%
Off-balance sheet | Stage 1 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 4	£ 4
Off-balance sheet | Stage 1 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	8	10
Off-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,743	£ 8,745
Coverage ratio	0.20%	0.10%
Off-balance sheet | Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 18	£ 12
Off-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,385	£ 11
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,215	£ 980
Coverage ratio	3.10%	4.10%
Off-balance sheet | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 38	£ 40
Off-balance sheet | Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 745	£ 433
Coverage ratio	3.20%	6.00%
Off-balance sheet | Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 24	£ 26
Off-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 285	£ 120
Coverage ratio	0.00%	1.10%
Off-balance sheet | Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 1
Off-balance sheet | Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 263	£ 114
Coverage ratio	4.10%	5.00%
Off-balance sheet | Stage 2 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 197	£ 199
Coverage ratio	6.80%	9.60%
Off-balance sheet | Stage 2 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 6
Off-balance sheet | Stage 2 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	13	19
Off-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 470	£ 547
Coverage ratio	3.00%	2.50%
Off-balance sheet | Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 14	£ 14
Off-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 117	£ 105
Coverage ratio	14.60%	10.40%
Off-balance sheet | Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 17	£ 10
Off-balance sheet | Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 52	£ 59
Coverage ratio	2.60%	2.80%
Off-balance sheet | Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 1
Off-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18	£ 20
Coverage ratio	0.00%	0.50%
Off-balance sheet | Stage 3 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 28	£ 33
Coverage ratio	1.60%	1.90%
Off-balance sheet | Stage 3 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 6	£ 6
Coverage ratio	16.80%	18.00%
Off-balance sheet | Stage 3 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Off-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 65	£ 46
Coverage ratio	24.20%	20.20%
Off-balance sheet | Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 16	£ 9
Off-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	197,900	206,700
Total Drawn | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	785	916
Total Drawn | Retail & Business Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	173,800	182,300
Total Drawn | Retail & Business Banking | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	422	501
Total Drawn | Mortgages | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,200	175,200
Total Drawn | Mortgages | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	173	241
Total Drawn | Everyday Banking | Credit cards | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,800	2,700
Total Drawn | Everyday Banking | Other | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,800	4,400
Total Drawn | Everyday Banking | Accumulated impairment | Credit cards | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	135	130
Total Drawn | Everyday Banking | Accumulated impairment | Other | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	114	130
Total Drawn | Consumer Finance | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,800	5,200
Total Drawn | Consumer Finance | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Total Drawn | Corporate & Commercial Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,000	17,900
Total Drawn | Corporate & Commercial Banking | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	294	345
Total Drawn | Corporate Centre | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,300	1,300
Total Drawn | Corporate Centre | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Total Drawn | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 20,207	£ 22,899
Coverage ratio	1.60%	1.80%
Total Drawn | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 321	£ 422